UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments

Asset-Backed Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	$1,000	$1,001,124

Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 6.274%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	1,000,675

Palmer Square CLO, Ltd., Series 2021-3A, Class E, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(3)	2,000	2,000,000

Wellfleet CLO, Ltd., Series 2021-2A, Class E, 7.084%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,969,686

Total Asset-Backed Securities (identified cost $5,960,424)		$5,971,485

Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$3,190	$3,052,744

Total Commercial Mortgage-Backed Securities (identified cost $3,037,997)		$3,052,744

Common Stocks — 4.1%
Security	Shares	Value

Building Materials — 0.2%

AZEK Co., Inc. (The)(5)	62,458	$2,291,584

		$2,291,584

Cable & Satellite TV — 0.2%

Liberty Global PLC, Class A(5)	84,000	$2,414,160

		$2,414,160

Consumer Products — 0.8%

HF Holdings, Inc.(5)(6)(7)	13,600	$7,351,344

Tempur Sealy International, Inc.	20,997	933,737

		$8,285,081

Containers — 0.3%

Ardagh Metal Packaging S.A.(5)	250,701	$2,469,405

		$2,469,405

Security	Shares	Value

Energy — 0.4%

Ascent CNR Corp., Class A(5)(6)(7)	6,273,462	$815,550

Cheniere Energy, Inc.(5)	27,181	2,810,515

Nine Point Energy Holdings, Inc.(5)(6)(7)	31,737	0

		$3,626,065

Environmental — 0.3%

GFL Environmental, Inc.	65,500	$2,695,325

		$2,695,325

Gaming — 0.3%

Caesars Entertainment, Inc.(5)	30,000	$3,283,800

New Cotai Participation Corp., Class B(5)(6)(7)	7	0

		$3,283,800

Homebuilders & Real Estate — 0.2%

VICI Properties, Inc.	76,000	$2,230,600

		$2,230,600

Services — 0.5%

Hertz Global Holdings, Inc. (non-registered)(5)(8)	269,760	$5,428,920

		$5,428,920

Utility — 0.9%

FirstEnergy Corp.	60,000	$2,311,800

NextEra Energy Partners, L.P.	45,000	3,883,500

NRG Energy, Inc.	60,000	2,393,400

		$8,588,700

Total Common Stocks (identified cost $27,692,769)		$41,313,640

Convertible Bonds — 0.2%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.0%(9)

Air Transport Services Group, Inc., 1.125%, 10/15/24	$208	$221,000

		$221,000

Leisure — 0.0%(9)

Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23	$277	$375,010

		$375,010

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Technology — 0.2%

ams AG, 0.875%, 9/28/22(10)	$2,000	$1,968,220

		$1,968,220

Total Convertible Bonds (identified cost $2,420,098)		$2,564,230

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(5)(6)(7)	591	$0

		$0

Environmental — 0.1%

GFL Environmental, Inc., 6.00%	11,767	$1,110,099

		$1,110,099

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	36,441	$1,916,796

		$1,916,796

Total Convertible Preferred Stocks (identified cost $3,069,912)		$3,026,895

Corporate Bonds — 82.6%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 2.8%

Bombardier, Inc.:

7.125%, 6/15/26(1)	1,033	$1,084,650

7.50%, 12/1/24(1)	467	486,848

7.875%, 4/15/27(1)	2,439	2,538,816

BWX Technologies, Inc.:

4.125%, 6/30/28(1)	1,501	1,521,706

4.125%, 4/15/29(1)	1,016	1,032,337

Moog, Inc., 4.25%, 12/15/27(1)	1,596	1,644,965

Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,291	4,753,570

Science Applications International Corp., 4.875%, 4/1/28(1)	1,777	1,832,531

TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	1,671,335

Security		Principal Amount* (000’s omitted)	Value

Aerospace (continued)

TransDigm, Inc.:

4.625%, 1/15/29		1,677	$1,668,615

5.50%, 11/15/27		2,914	2,986,850

6.25%, 3/15/26(1)		4,436	4,635,620

7.50%, 3/15/27		1,705	1,790,250

			$27,648,093

Air Transportation — 1.1%

Air Canada:

3.875%, 8/15/26(1)		1,141	$1,156,689

4.625%, 8/15/29(1)	CAD	1,045	844,376

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)		2,780	2,919,695

5.75%, 4/20/29(1)		2,780	2,995,450

United Airlines, Inc.:

4.375%, 4/15/26(1)		1,156	1,197,292

4.625%, 4/15/29(1)		1,799	1,856,982

			$10,970,484

Automotive & Auto Parts — 4.9%

Clarios Global, L.P., 6.75%, 5/15/25(1)		653	$688,830

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(10)	EUR	2,308	2,735,069

8.50%, 5/15/27(1)		3,256	3,462,821

Ford Motor Co.:

4.75%, 1/15/43		2,651	2,899,213

7.45%, 7/16/31		2,209	2,926,925

8.50%, 4/21/23		2,974	3,264,708

9.00%, 4/22/25		2,226	2,679,547

9.625%, 4/22/30		1,866	2,690,548

Ford Motor Credit Co., LLC:

1.36%, (3 mo. USD LIBOR + 1.24%), 2/15/23(2)		539	539,672

2.90%, 2/16/28		568	563,757

3.087%, 1/9/23		538	547,926

3.37%, 11/17/23		881	905,228

3.625%, 6/17/31		738	747,225

3.815%, 11/2/27		3,494	3,629,707

4.00%, 11/13/30		1,461	1,526,745

4.125%, 8/17/27		4,684	4,976,750

4.25%, 9/20/22		778	796,719

4.271%, 1/9/27		752	799,068

4.375%, 8/6/23		507	527,914

5.584%, 3/18/24		403	434,736

5.596%, 1/7/22		1,608	1,621,588

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29(1)	2,856	$3,016,650

5.25%, 7/15/31(1)	2,301	2,451,762

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	859	883,696

Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	3,220,886

		$48,537,690

Banking & Thrifts — 0.2%

JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(11)(12)	2,385	$2,442,518

		$2,442,518

Broadcasting — 3.0%

Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$2,299,244

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,345	1,896,632

iHeartCommunications, Inc.:

6.375%, 5/1/26	171	177,614

8.375%, 5/1/27	810	863,363

Netflix, Inc.:

4.875%, 4/15/28	640	734,003

4.875%, 6/15/30(1)	1,236	1,453,870

5.875%, 2/15/25	2,155	2,445,925

5.875%, 11/15/28	4,030	4,910,474

Playtika Holding Corp., 4.25%, 3/15/29(1)	1,961	1,968,942

Sirius XM Radio, Inc.:

3.125%, 9/1/26(1)	1,394	1,397,485

3.875%, 9/1/31(1)	1,401	1,347,594

4.125%, 7/1/30(1)	3,608	3,596,418

5.00%, 8/1/27(1)	2,980	3,114,100

Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	2,132,258

Univision Communications, Inc., 4.50%, 5/1/29(1)	1,583	1,603,500

		$29,941,422

Building Materials — 1.5%

Builders FirstSource, Inc.:

4.25%, 2/1/32(1)	2,264	$2,285,236

5.00%, 3/1/30(1)	2,685	2,839,428

Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,113,274

PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,948	1,933,390

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	4,450	4,633,562

Standard Industries, Inc.:

4.375%, 7/15/30(1)	1,831	1,833,289

5.00%, 2/15/27(1)	690	708,975

		$15,347,154

Security		Principal Amount* (000’s omitted)	Value

Cable & Satellite TV — 2.4%

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.50%, 8/15/30(1)		5,232	$5,332,088

4.50%, 5/1/32		1,500	1,509,008

4.75%, 3/1/30(1)		3,055	3,158,106

5.00%, 2/1/28(1)		1,895	1,973,169

5.375%, 6/1/29(1)		868	933,751

CSC Holdings, LLC:

3.375%, 2/15/31(1)		1,435	1,308,720

5.25%, 6/1/24		385	405,694

5.75%, 1/15/30(1)		3,112	3,074,500

6.50%, 2/1/29(1)		201	215,824

7.50%, 4/1/28(1)		1,273	1,355,745

Ziggo B.V.:

4.875%, 1/15/30(1)		2,426	2,469,971

5.50%, 1/15/27(1)		2,167	2,223,884

			$23,960,460

Capital Goods — 1.0%

Frigoglass Finance B.V., 6.875%, 2/12/25(10)	EUR	3,000	$2,969,475

Madison IAQ, LLC:

4.125%, 6/30/28(1)		1,351	1,345,691

5.875%, 6/30/29(1)		2,316	2,301,525

Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,710	1,699,312

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,697	1,730,940

			$10,046,943

Chemicals — 1.6%

Chemours Co. (The), 4.625%, 11/15/29(1)		1,646	$1,586,332

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,572	1,666,320

Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	2,156,454

NOVA Chemicals Corp., 4.25%, 5/15/29(1)		1,728	1,707,696

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		3,061	3,131,786

Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)		856	854,930

Valvoline, Inc.:

3.625%, 6/15/31(1)		1,154	1,126,592

4.25%, 2/15/30(1)		1,326	1,347,727

W.R. Grace Holdings, LLC:

4.875%, 6/15/27(1)		1,829	1,860,093

5.625%, 8/15/29(1)		850	859,563

			$16,297,493

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Consumer Products — 0.3%

Central Garden & Pet Co., 5.125%, 2/1/28	1,851	$1,941,236

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	950	942,590

		$2,883,826

Containers — 0.4%

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,415	$1,509,635

LABL, Inc.:

5.875%, 11/1/28(1)	767	773,002

8.25%, 11/1/29(1)	1,537	1,513,322

		$3,795,959

Diversified Financial Services — 2.4%

Ally Financial, Inc., Series B, 4.70% to 5/15/26(11)(12)	2,025	$2,104,734

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	2,100	2,142,000

Coinbase Global, Inc.:

3.375%, 10/1/28(1)	1,994	1,926,703

3.625%, 10/1/31(1)	1,662	1,585,133

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27	2,726	2,838,447

6.25%, 5/15/26	2,993	3,138,909

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)	1,858	1,883,835

Mav Acquisition Corp., 8.00%, 8/1/29(1)	2,239	2,181,323

MoneyGram International, Inc., 5.375%, 8/1/26(1)	1,656	1,662,210

MSCI, Inc., 3.625%, 9/1/30(1)	867	889,785

PRA Group, Inc.:

5.00%, 10/1/29(1)	1,265	1,251,642

7.375%, 9/1/25(1)	2,428	2,591,890

		$24,196,611

Diversified Media — 1.5%

Cars.com, Inc., 6.375%, 11/1/28(1)	2,433	$2,549,419

Clear Channel Outdoor Holdings, Inc.:

7.50%, 6/1/29(1)	1,630	1,669,739

7.75%, 4/15/28(1)	2,025	2,099,824

National CineMedia, LLC:

5.75%, 8/15/26	1,660	1,335,263

5.875%, 4/15/28(1)	2,260	2,089,178

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	2,509	2,657,232

Urban One, Inc., 7.375%, 2/1/28(1)	1,961	2,061,089

		$14,461,744

Security	Principal Amount* (000’s omitted)	Value

Energy — 13.3%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)	3,437	$3,494,828

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,268,323

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(1)	2,542	2,627,792

7.875%, 5/15/26(1)	1,283	1,404,885

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,318,110

Callon Petroleum Co., 8.00%, 8/1/28(1)	1,831	1,847,754

Centennial Resource Production, LLC:

5.375%, 1/15/26(1)	346	345,472

6.875%, 4/1/27(1)	2,731	2,795,861

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31(1)	1,552	1,616,045

4.50%, 10/1/29	1,896	2,026,691

Cheniere Energy, Inc., 4.625%, 10/15/28	1,741	1,827,963

CNX Resources Corp., 6.00%, 1/15/29(1)	1,896	2,002,650

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(1)	2,812	2,882,300

7.75%, 2/15/26(1)	1,675	1,790,156

Continental Resources, Inc.:

4.375%, 1/15/28	194	211,945

4.90%, 6/1/44	73	82,933

5.75%, 1/15/31(1)	2,140	2,565,325

CrownRock, L.P./CrownRock Finance, Inc.:

5.00%, 5/1/29(1)	2,293	2,364,656

5.625%, 10/15/25(1)	2,960	3,030,300

CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,982,477

DT Midstream, Inc., 4.125%, 6/15/29(1)	2,040	2,057,136

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,055	1,109,069

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(1)	1,234	1,271,026

4.75%, 1/15/31(1)	1,234	1,279,164

6.00%, 7/1/25(1)	1,116	1,212,255

6.50%, 7/1/27(1)	1,121	1,248,581

EQT Corp.:

5.00%, 1/15/29	489	543,863

6.625%, 2/1/25	614	691,518

7.50%, 2/1/30	900	1,153,305

Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	1,551	1,560,725

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	3,313	3,369,851

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(1)	994	$1,010,153

6.00%, 2/1/31(1)	794	816,124

Laredo Petroleum, Inc.:

9.50%, 1/15/25	694	714,591

10.125%, 1/15/28	1,045	1,118,150

Matador Resources Co., 5.875%, 9/15/26	2,097	2,168,004

Nabors Industries, Inc., 9.00%, 2/1/25(1)	932	966,139

Nabors Industries, Ltd.:

7.25%, 1/15/26(1)	1,037	1,007,648

7.50%, 1/15/28(1)	1,118	1,064,001

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	4,311	4,413,386

New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,201,578

Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,560	1,651,650

Occidental Petroleum Corp.:

3.40%, 4/15/26	718	733,502

3.45%, 7/15/24	370	379,674

3.50%, 8/15/29	897	911,576

4.20%, 3/15/48	1,470	1,434,727

4.40%, 8/15/49	1,192	1,193,228

4.625%, 6/15/45	792	820,765

6.125%, 1/1/31	1,739	2,084,626

6.20%, 3/15/40	736	892,768

6.625%, 9/1/30	2,386	2,922,611

8.50%, 7/15/27	3,109	3,874,591

8.875%, 7/15/30	2,667	3,617,119

Ovintiv, Inc.:

6.50%, 2/1/38	1,888	2,563,205

6.625%, 8/15/37	159	216,301

8.125%, 9/15/30	362	497,009

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	3,609	3,508,616

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(11)(12)	2,781	2,523,757

Precision Drilling Corp.:

6.875%, 1/15/29(1)	1,307	1,351,797

7.125%, 1/15/26(1)	1,095	1,127,613

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(1)	2,176	1,683,680

8.875%, 11/15/24(1)	630	653,004

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,145	1,175,056

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29	1,297	1,313,213

4.50%, 4/30/30(1)	2,550	2,575,678

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,783	$1,825,703

Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	2,763	2,848,432

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32(1)	1,441	1,488,870

4.875%, 2/1/31	325	350,831

5.50%, 3/1/30	309	339,990

5.875%, 4/15/26	2,105	2,200,399

6.50%, 7/15/27	1,087	1,165,808

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,549	1,547,466

Venture Global Calcasieu Pass, LLC:

3.875%, 8/15/29(1)	1,630	1,660,563

4.125%, 8/15/31(1)	1,449	1,501,454

Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,404,832

Western Midstream Operating, L.P.:

4.50%, 3/1/28	224	242,760

4.75%, 8/15/28	224	246,725

5.30%, 2/1/30	1,803	1,978,793

		$132,971,125

Entertainment & Film — 0.5%

AMC Entertainment Holdings, Inc.:

10.50%, 4/15/25(1)	805	$865,375

12.00%, (10.00% cash or 12.00% PIK), 6/15/26(1)(13)	1,794	1,787,793

Cinemark USA, Inc.:

5.25%, 7/15/28(1)	1,766	1,725,161

5.875%, 3/15/26(1)	588	590,205

8.75%, 5/1/25(1)	411	440,284

		$5,408,818

Environmental — 0.9%

Clean Harbors, Inc.:

4.875%, 7/15/27(1)	1,029	$1,072,732

5.125%, 7/15/29(1)	617	668,674

GFL Environmental, Inc.:

3.50%, 9/1/28(1)	2,160	2,151,900

3.75%, 8/1/25(1)	669	689,204

4.75%, 6/15/29(1)	2,943	2,972,430

Tervita Corp., 11.00%, 12/1/25(1)	1,118	1,287,153

		$8,842,093

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Food & Drug Retail — 0.8%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(1)	921	$988,325

5.875%, 2/15/28(1)	1,807	1,922,196

Arko Corp., 5.125%, 11/15/29(1)	1,958	1,913,652

Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,210	1,205,559

Murphy Oil USA, Inc.:

4.75%, 9/15/29	903	952,394

5.625%, 5/1/27	1,190	1,238,225

		$8,220,351

Food, Beverage & Tobacco — 3.5%

Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	644	$659,295

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,891,930

HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	2,352	2,371,945

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	3,319	3,638,454

Kraft Heinz Foods Co.:

3.875%, 5/15/27	1,198	1,299,654

4.25%, 3/1/31	3,233	3,653,591

4.375%, 6/1/46	2,913	3,405,408

4.625%, 10/1/39	611	712,449

4.875%, 10/1/49	800	992,000

5.50%, 6/1/50	1,801	2,415,896

Performance Food Group, Inc.:

4.25%, 8/1/29(1)	3,485	3,489,356

5.50%, 10/15/27(1)	1,504	1,569,800

6.875%, 5/1/25(1)	890	940,062

Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)	3,224	3,236,090

Post Holdings, Inc.:

4.50%, 9/15/31(1)	984	965,515

4.625%, 4/15/30(1)	2,164	2,177,525

US Foods, Inc., 4.75%, 2/15/29(1)	1,930	1,955,129

		$35,374,099

Gaming — 1.6%

Caesars Entertainment, Inc.:

4.625%, 10/15/29(1)	784	$788,743

6.25%, 7/1/25(1)	3,256	3,428,894

8.125%, 7/1/27(1)	2,617	2,934,442

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,476	3,583,513

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

International Game Technology PLC, 4.125%, 4/15/26(1)	1,237	$1,272,564

MGM Resorts International, 4.75%, 10/15/28	1,022	1,063,604

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	3,082	3,293,132

		$16,364,892

Healthcare — 8.8%

180 Medical, Inc., 3.875%, 10/15/29(1)	1,146	$1,153,893

AdaptHealth, LLC:

4.625%, 8/1/29(1)	1,282	1,269,180

5.125%, 3/1/30(1)	772	776,825

6.125%, 8/1/28(1)	1,065	1,128,900

AMN Healthcare, Inc., 4.00%, 4/15/29(1)	930	945,196

Bausch Health Americas, Inc.:

8.50%, 1/31/27(1)	4,991	5,302,937

9.25%, 4/1/26(1)	1,420	1,510,525

Bausch Health Cos., Inc.:

5.25%, 1/30/30(1)	604	546,260

5.25%, 2/15/31(1)	604	543,987

5.75%, 8/15/27(1)	760	796,659

6.25%, 2/15/29(1)	655	635,537

7.25%, 5/30/29(1)	1,015	1,030,529

9.00%, 12/15/25(1)	1,815	1,906,331

Centene Corp.:

2.50%, 3/1/31	3,104	3,030,342

3.00%, 10/15/30	3,896	3,964,920

3.375%, 2/15/30	3,823	3,928,343

4.25%, 12/15/27	1,716	1,799,655

4.625%, 12/15/29	3,002	3,242,160

CHS/Community Health Systems, Inc.:

6.125%, 4/1/30(1)	1,454	1,431,318

6.875%, 4/15/29(1)	1,511	1,556,730

Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	2,336	2,245,480

Encompass Health Corp.:

4.50%, 2/1/28	998	1,017,309

4.625%, 4/1/31	1,202	1,224,730

4.75%, 2/1/30	1,793	1,840,147

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,879	1,853,577

Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)	1,632	1,658,520

HCA, Inc.:

5.375%, 9/1/26	3,410	3,887,736

5.875%, 2/15/26	2,349	2,677,860

5.875%, 2/1/29	2,038	2,428,195

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

HealthEquity, Inc., 4.50%, 10/1/29(1)	1,760	$1,782,000

Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	1,964,912

LifePoint Health, Inc., 5.375%, 1/15/29(1)	2,526	2,478,637

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,123	1,143,686

ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,744,024

Molina Healthcare, Inc.:

3.875%, 11/15/30(1)	2,229	2,301,621

4.375%, 6/15/28(1)	903	935,734

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	5,467	5,555,839

Option Care Health, Inc., 4.375%, 10/31/29(1)	2,184	2,208,089

Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,585	1,592,925

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	2,682	2,378,022

Tenet Healthcare Corp.:

4.625%, 9/1/24(1)	476	486,710

5.125%, 11/1/27(1)	2,855	2,987,044

US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	2,949	3,063,274

Varex Imaging Corp., 7.875%, 10/15/27(1)	1,738	1,936,045

		$87,892,343

Homebuilders & Real Estate — 4.2%

APi Escrow Corp., 4.75%, 10/15/29(1)	979	$997,356

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)	2,863	2,795,004

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,261	1,321,843

Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,954,249

Empire Communities Corp., 7.00%, 12/15/25(1)	2,304	2,387,520

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(1)	1,425	1,417,989

6.00%, 4/15/25(1)	1,287	1,341,955

M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,600,401

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,505	2,720,676

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(1)	184	184,175

6.25%, 6/15/25(1)	1,219	1,276,903

Service Properties Trust:

3.95%, 1/15/28	2,932	2,730,425

4.95%, 10/1/29	211	203,351

5.00%, 8/15/22	1,515	1,524,469

5.50%, 12/15/27	448	468,884

7.50%, 9/15/25	1,200	1,328,531

Taylor Morrison Communities, Inc.:

5.75%, 1/15/28(1)	1,071	1,180,520

5.875%, 6/15/27(1)	1,493	1,672,250

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

TopBuild Corp., 4.125%, 2/15/32(1)		1,753	$1,770,530

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(1)		543	558,611

4.125%, 8/15/30(1)		1,859	1,954,274

4.25%, 12/1/26(1)		778	806,848

4.625%, 12/1/29(1)		4,004	4,276,773

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(10)	EUR	4,500	5,023,363

3.50%, 11/1/25(10)	EUR	100	111,506

			$41,608,406

Insurance — 0.5%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		1,942	$2,007,542

AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,466	1,463,259

BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,730	1,702,424

			$5,173,225

Leisure — 2.7%

Carnival Corp.:

5.75%, 3/1/27(1)		1,786	$1,819,488

6.00%, 5/1/29(1)(14)		2,484	2,487,105

7.625%, 3/1/26(1)		785	828,049

Life Time, Inc.:

5.75%, 1/15/26(1)		1,452	1,492,467

8.00%, 4/15/26(1)		1,838	1,932,933

NCL Corp., Ltd.:

3.625%, 12/15/24(1)		926	872,755

5.875%, 3/15/26(1)		792	794,970

10.25%, 2/1/26(1)		1,068	1,228,253

NCL Finance, Ltd., 6.125%, 3/15/28(1)		485	489,850

Powdr Corp., 6.00%, 8/1/25(1)		1,943	2,035,778

Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		883	837,746

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		1,691	1,724,820

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,849	1,891,860

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)		5,195	5,029,098

6.25%, 5/15/25(1)		1,820	1,813,694

7.00%, 2/15/29(1)		753	757,996

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		521	517,744

			$26,554,606

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining — 2.0%

Arconic Corp., 6.125%, 2/15/28(1)	787	$830,285

Constellium SE, 5.875%, 2/15/26(1)	815	829,466

Eldorado Gold Corp., 6.25%, 9/1/29(1)	1,913	1,944,660

First Quantum Minerals, Ltd.:

6.875%, 3/1/26(1)	448	467,040

7.50%, 4/1/25(1)	2,736	2,835,180

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,787	3,509,530

Hudbay Minerals, Inc.:

4.50%, 4/1/26(1)	1,499	1,497,126

6.125%, 4/1/29(1)	1,853	1,952,599

New Gold, Inc.:

6.375%, 5/15/25(1)	863	889,533

7.50%, 7/15/27(1)	2,994	3,237,263

Novelis Corp.:

3.25%, 11/15/26(1)	1,005	1,003,744

4.75%, 1/30/30(1)	1,281	1,333,841

		$20,330,267

Paper — 0.3%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$3,458,604

		$3,458,604

Restaurant — 1.2%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(1)	1,761	$1,758,940

4.00%, 10/15/30(1)	3,866	3,749,981

5.75%, 4/15/25(1)	581	604,240

Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,027	941,415

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	3,655	3,929,527

IRB Holding Corp., 7.00%, 6/15/25(1)	679	718,042

		$11,702,145

Services — 4.9%

Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,598	$2,627,228

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.00%, 6/1/29(1)	1,682	1,657,846

6.625%, 7/15/26(1)	2,882	3,031,518

9.75%, 7/15/27(1)	1,600	1,722,000

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)	1,614	1,602,976

4.625%, 6/1/28(1)	1,076	1,067,607

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:

5.375%, 3/1/29(1)	1,088	1,146,480

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.: (continued)

5.75%, 7/15/27(1)	1,050	$1,100,857

5.75%, 7/15/27(1)	838	876,758

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	4,215	4,179,784

Gartner, Inc.:

3.625%, 6/15/29(1)	605	608,781

3.75%, 10/1/30(1)	1,023	1,038,345

4.50%, 7/1/28(1)	1,449	1,510,510

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	3,641	3,772,986

Korn Ferry, 4.625%, 12/15/27(1)	2,099	2,167,218

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,800,420

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	1,500	1,595,625

9.25%, 4/15/25(1)	760	879,316

SRS Distribution, Inc., 6.125%, 7/1/29(1)	1,668	1,718,040

Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,600	2,648,750

Terminix Co., LLC (The), 7.45%, 8/15/27	5,185	6,234,963

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	3,901	4,037,535

WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	820,391

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(13)	981	993,272

		$48,839,206

Steel — 1.5%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$2,357,031

Allegheny Technologies, Inc., 5.875%, 12/1/27	86	90,407

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,405,050

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	4,043,220

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,440	4,709,841

Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	1,133	1,261,879

TMS International Corp., 6.25%, 4/15/29(1)	857	885,924

		$14,753,352

Super Retail — 2.8%

Bath & Body Works, Inc.:

6.625%, 10/1/30(1)	201	$225,134

6.75%, 7/1/36	694	834,101

6.875%, 11/1/35	1,929	2,346,088

6.95%, 3/1/33	1,384	1,566,522

7.60%, 7/15/37	426	506,412

9.375%, 7/1/25(1)	289	358,721

Gap, Inc. (The):

3.625%, 10/1/29(1)	1,212	1,189,275

3.875%, 10/1/31(1)	713	699,631

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Super Retail (continued)

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	$1,499,171

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	1,048	1,062,410

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	2,340	2,405,684

Lithia Motors, Inc.:

3.875%, 6/1/29(1)	905	938,947

4.375%, 1/15/31(1)	2,394	2,552,495

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(1)	2,302	2,368,182

7.75%, 2/15/29(1)	1,765	1,909,677

Sonic Automotive, Inc.:

4.625%, 11/15/29(1)	1,961	1,969,138

4.875%, 11/15/31(1)	1,634	1,636,043

Victoria’s Secret & Co., 4.625%, 7/15/29(1)	2,099	2,110,859

William Carter Co. (The):

5.50%, 5/15/25(1)	499	522,703

5.625%, 3/15/27(1)	1,510	1,566,625

		$28,267,818

Technology — 2.4%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)	1,901	$1,893,871

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(1)	1,559	1,583,320

4.00%, 7/1/29(1)	1,006	1,019,833

CDK Global, Inc., 5.25%, 5/15/29(1)	927	995,366

Imola Merger Corp., 4.75%, 5/15/29(1)	3,822	3,931,691

LogMeIn, Inc., 5.50%, 9/1/27(1)	1,045	1,047,236

ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,432	2,462,400

Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,609,965

Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,507,436

Presidio Holdings, Inc.:

4.875%, 2/1/27(1)	412	419,725

8.25%, 2/1/28(1)	2,892	3,076,510

SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	1,012,654

Viavi Solutions, Inc., 3.75%, 10/1/29(1)	1,295	1,287,295

VM Consolidated, Inc., 5.50%, 4/15/29(1)	2,057	2,087,855

		$23,935,157

Telecommunications — 4.8%

Altice France Holding S.A.:

6.00%, 2/15/28(1)	884	$841,281

10.50%, 5/15/27(1)	1,614	1,751,190

Altice France S.A.:

5.125%, 7/15/29(1)	1,060	1,033,691

5.50%, 1/15/28(1)	1,052	1,055,945

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Altice France S.A.: (continued)

5.50%, 10/15/29(1)		1,158	$1,136,542

8.125%, 2/1/27(1)		4,715	5,074,519

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,256	4,420,920

Iliad Holding S.A.S:

6.50%, 10/15/26(1)		1,488	1,535,125

7.00%, 10/15/28(1)		1,449	1,495,426

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,163	1,173,292

Level 3 Financing, Inc.:

4.25%, 7/1/28(1)		2,084	2,063,087

5.25%, 3/15/26		2,180	2,249,651

Sprint Capital Corp., 6.875%, 11/15/28		1,780	2,252,928

Sprint Corp.:

7.125%, 6/15/24		1,813	2,050,956

7.625%, 2/15/25		3,285	3,822,919

7.625%, 3/1/26		1,199	1,438,980

7.875%, 9/15/23		2,800	3,108,000

T-Mobile USA, Inc.:

2.25%, 2/15/26		844	849,275

2.625%, 2/15/29		1,505	1,493,712

2.875%, 2/15/31		903	898,485

4.75%, 2/1/28		1,095	1,156,594

Telecom Italia Capital S.A., 6.00%, 9/30/34		1,334	1,485,963

Telecom Italia SpA, 5.303%, 5/30/24(1)		880	938,300

Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,445	1,438,624

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(10)	GBP	1,106	1,521,753

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		600	610,125

Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		913	892,457

			$47,789,740

Transport Excluding Air & Rail — 0.2%

Seaspan Corp., 5.50%, 8/1/29(1)		2,386	$2,412,628

			$2,412,628

Utility — 2.6%

Calpine Corp.:

4.50%, 2/15/28(1)		1,810	$1,835,811

4.625%, 2/1/29(1)		1,060	1,029,525

5.00%, 2/1/31(1)		420	412,201

5.125%, 3/15/28(1)		2,554	2,544,422

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

Drax Finco PLC, 6.625%, 11/1/25(1)	1,176	$1,209,810

FirstEnergy Corp., Series B, 4.40%, 7/15/27	2,275	2,469,456

Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	1,200	1,207,524

NRG Energy, Inc.:

3.375%, 2/15/29(1)	970	946,963

3.625%, 2/15/31(1)	1,617	1,575,766

3.875%, 2/15/32(1)	2,164	2,123,425

5.25%, 6/15/29(1)	1,247	1,329,614

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,596	1,653,855

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	3,178,521

Vistra Operations Co., LLC:

4.375%, 5/1/29(1)	1,965	1,947,806

5.00%, 7/31/27(1)	2,344	2,405,530

		$25,870,229

Total Corporate Bonds (identified cost $796,994,178)		$826,299,501

Preferred Stocks — 0.5%
Security	Shares	Value

Services — 0.5%

WESCO International, Inc., Series A, 10.625% to 6/22/25(12)	147,488	$4,631,123

Total Preferred Stocks (identified cost $4,129,729)		$4,631,123

Senior Floating-Rate Loans — 5.5%(15)
Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transportation — 0.7%

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,831	$1,852,362

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	3,144	3,351,223

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,373	1,463,703

		$6,667,288

Borrower/Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.4%

Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	$2,138	$2,131,975

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,697	1,692,640

		$3,824,615

Cable & Satellite TV — 0.1%

DIRECTV Financing, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/22/27	$1,483	$1,485,781

		$1,485,781

Food, Beverage & Tobacco — 0.1%

Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$813	$817,187

		$817,187

Gaming — 0.2%

Gateway Casinos & Entertainment, Ltd., Term Loan, 12/1/23(16)	$643	$644,205

Spectacle Gary Holdings, LLC:

Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	1,226	1,339,532

Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	89	97,068

		$2,080,805

Healthcare — 0.9%

Envision Healthcare Corporation, Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$1,921	$1,593,526

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	4,828	4,839,970

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 11/16/25	555	553,983

Verscend Holding Corp., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,117	2,123,045

		$9,110,524

Hotels — 0.3%

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$2,664	$2,605,910

		$2,605,910

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Insurance — 0.6%

Asurion, LLC:

Term Loan - Second Lien, 5.337%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$3,620	$3,611,326

Term Loan - Second Lien, 5.337%, (1 mo. USD LIBOR + 5.25%), 1/20/29	1,926	1,920,382

		$5,531,708

Restaurant — 0.2%

IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$1,684	$1,686,113

		$1,686,113

Services — 0.8%

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$1,905	$1,902,249

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	1,527	1,533,805

SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	2,197	2,199,965

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(16)	2,338	2,426,816

		$8,062,835

Super Retail — 0.3%

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$3,395	$3,404,281

		$3,404,281

Technology — 0.8%

LogMeIn, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$4,274	$4,273,476

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,910	1,907,811

Riverbed Technology, Inc.:

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), 12/31/25	1,518	1,390,556

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	2,587	830,389

		$8,402,232

Borrower/Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.1%

Intelsat Jackson Holdings S.A., DIP Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(17)	$1,385	$1,392,129

		$1,392,129

Total Senior Floating-Rate Loans (identified cost $57,033,995)		$55,071,408

Miscellaneous — 1.0%
Security	Principal Amount/ Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(5)(6)	8,415,190	$0

		$0

Gaming — 1.0%

PGP Investors, LLC, Membership Interests(5)(6)(7)	15,326	$10,053,840

		$10,053,840

Services — 0.0%(9)

Hertz Corp., Escrow Certificates(5)	$502,000	$35,140

		$35,140

Total Miscellaneous (identified cost $1,496,451)		$10,088,980

Short-Term Investments — 4.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(18)	43,702,301	$43,702,301

Total Short-Term Investments (identified cost $43,702,301)		$43,702,301

Total Investments — 99.5% (identified cost $945,537,854)		$995,722,307

Less Unfunded Loan Commitments — (0.0)%(9)		$(230,867)

Net Investments — 99.5% (identified cost $945,306,987)		$995,491,440

Other Assets, Less Liabilities — 0.5%		$4,603,560

Net Assets — 100.0%		$1,000,095,000

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $611,401,147 or 61.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after October 31, 2021.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2021.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Restricted security (see Note 5).

(8)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $14,329,386 or 1.4% of the Portfolio’s net assets.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued security.

(15)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(16)	This Senior Loan will settle after October 31, 2021, at which time the interest rate will be determined.

(17)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2021, the total value of unfunded loan commitments is $232,022. See Note 1F for description.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	856,581	CAD	1,058,000	State Street Bank and Trust Company	1/31/22	$1,616	$—

USD	3,549,402	EUR	3,050,439	State Street Bank and Trust Company	1/31/22	15,094	—

USD	3,257,333	EUR	2,800,000	State Street Bank and Trust Company	1/31/22	13,189	—

USD	4,170,561	EUR	3,589,248	State Street Bank and Trust Company	1/31/22	11,977	—

USD	140,244	EUR	120,212	State Street Bank and Trust Company	1/31/22	964	—

USD	1,543,122	GBP	1,121,127	State Street Bank and Trust Company	1/31/22	8,459	—

						$51,299	$—

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX North America High Yield Index (CDX.NA.HY.36.V1)	$9,000	1.00% (pays quarterly)(1)	6/20/26	2.89%	$847,123	$(842,738)	$4,385

					$847,123	$(842,738)	$4,385

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $9,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $901,604,686)	$951,789,139

Affiliated investment, at value (identified cost, $43,702,301)	43,702,301

Cash	178,211

Deposits for derivatives collateral — centrally cleared swap contracts	631,791

Foreign currency, at value (identified cost, $2,528)	2,525

Interest and dividends receivable	11,436,451

Dividends receivable from affiliated investment	1,477

Receivable for investments sold	3,033,004

Receivable for open forward foreign currency exchange contracts	51,299

Total assets	$1,010,826,198

Liabilities

Payable for investments purchased	$5,563,416

Payable for when-issued securities	4,484,000

Payable for variation margin on open centrally cleared swap contracts	19,760

Payable to affiliates:

Investment adviser fee	364,185

Trustees’ fees	3,756

Accrued expenses	296,081

Total liabilities	$10,731,198

Net Assets applicable to investors’ interest in Portfolio	$1,000,095,000

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest and other income	$49,043,018

Dividends (net of foreign taxes, $770)	1,003,826

Dividends from affiliated investment	22,465

Total investment income	$50,069,309

Expenses

Investment adviser fee	$4,224,498

Trustees’ fees and expenses	45,931

Custodian fee	253,503

Legal and accounting services	110,784

Miscellaneous	31,345

Total expenses	$4,666,061

Net investment income	$45,403,248

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$27,974,544

Investment transactions — affiliated investment	338

Swap contracts	63,853

Foreign currency transactions	159,179

Forward foreign currency exchange contracts	(239,642)

Net realized gain	$27,958,272

Change in unrealized appreciation (depreciation) —

Investments	$46,111,257

Swap contracts	4,385

Foreign currency	(6,907)

Forward foreign currency exchange contracts	(223,104)

Net change in unrealized appreciation (depreciation)	$45,885,631

Net realized and unrealized gain	$73,843,903

Net increase in net assets from operations	$119,247,151

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$45,403,248	$52,596,340

Net realized gain (loss)	27,958,272	(29,578,624)

Net change in unrealized appreciation (depreciation)	45,885,631	(15,081,758)

Net increase in net assets from operations	$119,247,151	$7,935,958

Capital transactions —

Contributions	$200,254,483	$151,186,545

Withdrawals	(269,157,903)	(298,370,453)

Net decrease in net assets from capital transactions	$(68,903,420)	$(147,183,908)

Net increase (decrease) in net assets	$50,343,731	$(139,247,950)

Net Assets

At beginning of year	$949,751,269	$1,088,999,219

At end of year	$1,000,095,000	$949,751,269

34	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.49%	0.51%	0.50%	0.48%	0.48%

Net investment income	4.78%	5.26%	5.61%	5.61%	5.61%

Portfolio Turnover	64%	67%	32%	39%	42%

Total Return	13.11%	1.69%	7.74%	0.59%	8.13%

Net assets, end of year (000’s omitted)	$1,000,095	$949,751	$1,088,999	$1,373,102	$1,764,899

35	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 74.7% and 25.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

36

High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

37

High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

K  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275%	2.75%

$1 billion but less than $1.5 billion	0.250%	2.50%

$1.5 billion but less than $2 billion	0.225%	2.25%

$2 billion but less than $3 billion	0.200%	2.00%

$3 billion and over	0.175%	1.75%

For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $4,224,498 or 0.44% of the Portfolio’s average daily net assets.

38

High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. In connection with the Transaction, BMR entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $597,839,943 and $652,010,231, respectively, for the year ended October 31, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$947,295,852

Gross unrealized appreciation	$58,977,048

Gross unrealized depreciation	(10,833,960)

Net unrealized appreciation	$48,143,088

5  Restricted Securities

At October 31, 2021, the Portfolio owned the following securities (representing 1.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$815,550

HF Holdings, Inc.	10/27/09	13,600	730,450	7,351,344

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,743	0

Total Common Stocks			$2,407,318	$8,166,894

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18	15,326	$1,496,451	$10,053,840

Total Miscellaneous			$1,496,451	$10,053,840

Total Restricted Securities			$4,494,769	$18,220,734

39

High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2021 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts (centrally cleared)	$847,123	(1)	$—

Foreign Exchange	Forward foreign currency exchange contracts	51,299	(2)	—

Derivatives not subject to master netting or similar agreements		$847,123		$—

Total Derivatives subject to master netting or similar agreements		$51,299		$—

(1)

Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

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High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$51,299	$—	$—	$(51,299)	$—

	$51,299	$—	$—	$(51,299)	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2021 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts (centrally cleared)	$63,853	$4,385

Foreign Exchange	Forward foreign currency exchange contracts	(239,642)	(223,104)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$25,986,000*	$3,462,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

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High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

8  Investments in Affiliated Funds

At October 31, 2021, the value of the Portfolio’s investment in affiliated funds was $43,702,301, which represents 4.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$9,344,574	$438,656,084	$(404,298,695)	$338	$—	$43,702,301	$22,465	43,702,301

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$5,971,485	$—	$5,971,485

Commercial Mortgage-Backed Securities	—	3,052,744	—	3,052,744

Common Stocks	27,717,826	5,428,920	8,166,894	41,313,640

Convertible Bonds	—	2,564,230	—	2,564,230

Convertible Preferred Stocks	3,026,895	—	0	3,026,895

Corporate Bonds	—	826,299,501	—	826,299,501

Preferred Stocks	4,631,123	—	—	4,631,123

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	54,840,541	—	54,840,541

Miscellaneous	—	35,140	10,053,840	10,088,980

Short-Term Investments	—	43,702,301	—	43,702,301

Total Investments	$35,375,844	$941,894,862	$18,220,734	$995,491,440

Forward Foreign Currency Exchange Contracts	$—	$51,299	$—	$51,299

Swap Contracts	—	847,123	—	847,123

Total	$35,375,844	$942,793,284	$18,220,734	$996,389,862

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2021 is not presented.

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High Income Opportunities Portfolio

October 31, 2021

Notes to Financial Statements — continued

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

43

High Income Opportunities Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2021, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

44

High Income Opportunities Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

45

Eaton Vance

High Income Opportunities Fund

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

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Eaton Vance

High Income Opportunities Fund

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Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

47

Eaton Vance

High Income Opportunities Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

48

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

49

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

50

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio and Eaton Vance High Income Opportunities Fund

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.21

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$79,300	$79,661
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,326	$16,676
All Other Fees(3)	$0	$0

Total	$95,626	$96,337

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$16,326	$16,676
Eaton Vance(1)	$51,800	$51,800

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021